Cover	Mar. 27, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 27, 2020
Entity File Number	001-12755
Entity Registrant Name	DEAN FOODS COMPANY
Entity Central Index Key	0000931336
Entity Tax Identification Number	75-2559681
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2711 North Haskell Ave.
Entity Address, Address Line Two	Suite 3400
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75204
City Area Code	214
Local Phone Number	303-3400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false